FRANKLIN BSP PRIVATE CREDIT FUND

Consolidated Schedule of Investments

March 31, 2026

(Unaudited)

Portfolio Company (a)	Industry	Investment Coupon Rate/Maturity (b)	Principal/ Numbers of Shares	Fair Value
Senior Secured First Lien Debt - 104.4%
Bank Loans - 103.0%
188 West St. James Owner, LLC (d)(e)(f)	Real Estate Development	S+6.50% (10.35%), 11/9/2026	$4,164,453	$4,154,453
188 West St. James Owner, LLC (e)(f)	Real Estate Development	14.00%, 11/9/2026	-	(12,377)
300 Pressler Street Owner, LLC (d)(e)(f)	Real Estate Development	S+6.00% (10.00%), 4/9/2028	1,190,904	1,152,904
628 Summit Ave, LLC (d)(e)(f)	Real Estate Development	S+5.05% (10.05%), 10/9/2027	2,860,456	2,857,155
84 East Avenue Owner, LLC (d)(e)(f)	Real Estate Development	S+5.76% (9.42%), 1/9/2027	2,735,848	2,735,848
84 East Avenue Owner, LLC (d)(e)(f)	Real Estate Development	S+10.46% (14.12%), 1/9/2027	396,500	396,500
Accel International Holdings, LLC (d)(e)	Electrical Components & Equipment	S+4.50% (8.17%), 4/26/2032	1,462,000	1,462,000
Accel International Holdings, LLC (d)(e)(f)	Electrical Components & Equipment	S+4.50%, 4/26/2032	-	-
Adelaide Borrower, LLC (d)(e)	Application Software	S+6.25% (9.95%), 5/8/2030	1,874,935	1,874,935
Adelaide Borrower, LLC (d)(e)(f)	Application Software	S+6.25%, 5/8/2030	-	-
Adelaide Borrower, LLC (d)(e)(f)	Application Software	S+6.25% (9.93%), 5/8/2030	30,960	30,960
Allied Benefit Systems Intermediate, LLC (d)(e)	Managed Health Care	S+5.00% (8.70%), 10/31/2030	3,882,082	3,882,082
Amylu Borrower Sub, LLC (d)(e)	Packaged Foods & Meats	S+5.00% (8.67%), 6/10/2031	2,118,355	2,118,355
Amylu Borrower Sub, LLC (d)(e)(f)	Packaged Foods & Meats	S+5.00% (8.67%), 6/10/2031	61,288	61,288
Amylu Borrower Sub, LLC (d)(e)(f)	Packaged Foods & Meats	S+5.00%, 6/10/2031	-	-
Arctic Holdco, LLC (d)(e)	Trading Companies & Distributors	S+5.25% (8.95%), 1/31/2032	2,344,325	2,344,324
Arctic Holdco, LLC (d)(e)(f)	Trading Companies & Distributors	S+5.25% (8.92%), 1/31/2032	165,726	165,726
Arctic Holdco, LLC (d)(e)(f)	Trading Companies & Distributors	S+5.25% (8.95%), 1/31/2031	59,400	59,400
Armada Parent, Inc. (d)(e)	Aerospace & Defense	S+5.25% (8.92%), 10/29/2030	2,980,890	2,980,890
Armada Parent, Inc. (d)(e)	Aerospace & Defense	S+5.25% (8.92%), 10/29/2030	205,965	205,965
Armada Parent, Inc. (d)(e)(f)	Aerospace & Defense	S+5.25%, 10/29/2030	-	-
Artifact Bidco, Inc. (d)(e)	Application Software	S+4.15% (7.85%), 7/28/2031	792,000	792,000
Artifact Bidco, Inc. (d)(e)(f)	Application Software	S+4.15%, 7/28/2031	-	-
Artifact Bidco, Inc. (d)(e)(f)	Application Software	S+4.15%, 7/26/2030	-	-
AuditBoard, Inc. (d)(e)	Application Software	S+4.50% (8.20%), 7/14/2031	1,185,000	1,167,225
AuditBoard, Inc. (d)(e)	Application Software	S+4.50% (8.20%), 7/14/2031	564,000	555,540
AuditBoard, Inc. (d)(e)(f)	Application Software	S+4.50%, 7/14/2031	-	(3,390)
Axiom Global, Inc. (d)(e)	Research & Consulting Services	S+4.50% (8.27%), 10/2/2028	1,375,500	1,375,500
Azurite Intermediate Holdings, Inc. (d)(e)	Systems Software	S+6.00% (9.67%), 3/19/2031	1,171,875	1,142,578
Azurite Intermediate Holdings, Inc. (d)(e)	Systems Software	S+6.00% (9.67%), 3/19/2031	515,625	502,734
Azurite Intermediate Holdings, Inc. (d)(e)(f)	Systems Software	S+6.00%, 3/19/2031	-	(4,687)
Big Apple Advisory, LLC (d)(e)	Diversified Financial Services	S+4.50% (8.17%), 11/18/2031	2,407,680	2,407,679
Big Apple Advisory, LLC (d)(e)(f)	Diversified Financial Services	S+4.50% (8.17%), 11/18/2031	312,509	312,509
Big Apple Advisory, LLC (d)(e)(f)	Diversified Financial Services	S+4.50%, 11/18/2031	-	-
Bingo Group Buyer, Inc. (d)(e)	Environmental & Facilities Services	S+4.75% (8.45%), 7/10/2031	776,180	776,180
Bingo Group Buyer, Inc. (d)(e)	Environmental & Facilities Services	S+4.75% (8.45%), 7/10/2031	242,803	242,803
Bingo Group Buyer, Inc. (d)(e)	Environmental & Facilities Services	S+4.75% (8.45%), 7/10/2031	222,880	222,880
Bingo Group Buyer, Inc. (d)(e)(f)	Environmental & Facilities Services	S+4.75% (8.45%), 7/10/2031	2,858	2,858
Bingo Group Buyer, Inc. (d)(e)(f)	Environmental & Facilities Services	S+4.75%, 7/10/2031	(75,429)	(75,429)
Carr, Riggs & Ingram Capital, LLC (d)(e)	Diversified Financial Services	S+4.25% (7.95%), 11/18/2031	640,530	640,530
Carr, Riggs & Ingram Capital, LLC (d)(e)(f)	Diversified Financial Services	S+4.25% (7.95%), 11/18/2031	106,129	106,129
Carr, Riggs & Ingram Capital, LLC (d)(e)(f)	Diversified Financial Services	S+4.25% (7.97%), 11/18/2031	99,375	99,375
CCI Buyer, Inc. (d)(e)	Wireless Telecommunication Services	S+5.00% (8.70%), 5/13/2032	2,800,925	2,800,925
CCI Buyer, Inc. (d)(e)(f)	Wireless Telecommunication Services	S+5.00%, 5/13/2032	-	-
Cliffwater, LLC (d)(e)	Asset Management & Custody Banks	S+4.75% (8.42%), 4/22/2032	1,610,730	1,610,730
Cliffwater, LLC (d)(e)(f)	Asset Management & Custody Banks	S+4.75%, 4/22/2032	-	-
Coalesce Merlin Purchaser, LLC (d)(e)	Environmental & Facilities Services	S+5.00% (8.67%), 9/10/2031	888,750	882,884
Coalesce Merlin Purchaser, LLC (d)(e)(f)	Environmental & Facilities Services	S+5.00% (8.67%), 9/10/2031	179,800	176,501
Coalesce Merlin Purchaser, LLC (d)(e)(f)	Environmental & Facilities Services	S+5.00%, 9/10/2031	-	(1,650)
Cold Spring Brewing, Co. (d)(e)	Soft Drinks & Non-alcoholic Beverages	S+4.75% (8.43%), 12/10/2030	1,051,844	1,051,844
Corfin Industries, LLC (d)(e)	Aerospace & Defense	S+5.25% (9.02%), 12/27/2027	1,113,750	1,113,750
Demakes Borrower, LLC (d)(e)	Food Distributors	S+6.00% (9.70%), 12/12/2029	982,388	982,388
Einstein Parent, Inc. (d)(e)	Application Software	S+5.25% (8.92%), 1/22/2031	1,142,000	1,107,740
Einstein Parent, Inc. (d)(e)(f)	Application Software	S+5.25%, 1/22/2031	-	(3,540)
Electric Power Engineers, LLC (d)(e)	Construction & Engineering	S+4.50% (8.25%), 12/31/2031	1,428,000	1,428,000
Electric Power Engineers, LLC (d)(e)(f)	Construction & Engineering	S+4.50% (8.25%), 12/31/2031	326,400	326,400
Electric Power Engineers, LLC (d)(e)(f)	Construction & Engineering	S+4.50% (8.20%), 12/31/2031	108,800	108,800
Electro-Methods, LP (d)(e)	Aerospace & Defense	S+4.75% (8.41%), 2/23/2032	1,756,725	1,756,725
Electro-Methods, LP (d)(e)(f)	Aerospace & Defense	S+4.75%, 2/23/2032	-	-
Flow Traders Holding, LLC (d)(e)	Investment Banking & Brokerage	S+5.00% (8.70%), 10/29/2031	2,668,590	2,631,230
Flow Traders Holding, LLC (d)(e)(f)	Investment Banking & Brokerage	S+5.00%, 10/29/2031	-	(14,070)
FloWorks International, LLC (d)(e)	Trading Companies & Distributors	S+4.75% (8.42%), 11/26/2031	2,009,700	2,009,700
FloWorks International, LLC (d)(e)	Trading Companies & Distributors	S+4.75% (8.42%), 11/26/2031	254,000	254,000
FNZ Group Entities, Ltd. (d)	Diversified Financial Services	S+5.00% (8.66%), 11/5/2031	1,485,000	1,168,977
Hallandale Oasis 2019, LLC (d)(e)(f)	Real Estate Development	S+8.30% (12.05%), 8/9/2026	3,102,960	3,090,936
Highway 16A Apartments, LLC (d)(e)(f)	Real Estate Development	S+4.00% (7.66%), 2/9/2028	2,017,563	2,005,932
Hometown Food, Co. (d)(e)	Packaged Foods & Meats	S+4.50% (8.17%), 12/3/2030	1,061,118	1,061,118
ICAT Intermediate Holdings, LLC (d)(e)(f)	Air Freight & Logistics	S+6.25% (9.92%), 3/1/2029	231,538	225,360
ICAT Intermediate Holdings, LLC (d)(e)	Air Freight & Logistics	S+6.25% (9.92%), 3/1/2029	961,170	948,867
ICAT Intermediate Holdings, LLC (d)(e)(f)	Air Freight & Logistics	S+6.25%, 3/1/2029	-	(934)
Ideal Tridon Holdings, Inc. (d)(e)	Industrial Machinery & Supplies & Components	S+5.00% (8.70%), 6/30/2032	2,270,590	2,250,382
Ideal Tridon Holdings, Inc. (d)(e)(f)	Industrial Machinery & Supplies & Components	S+5.00%, 6/30/2032	-	(3,729)
Ideal Tridon Holdings, Inc. (d)(e)(f)	Industrial Machinery & Supplies & Components	S+5.00% (8.67%), 6/30/2032	46,533	43,427
InhabitIQ, Inc. (d)(e)	Application Software	S+4.50% (8.17%), 1/12/2032	1,327,965	1,308,046
InhabitIQ, Inc. (d)(e)(f)	Application Software	S+4.50%, 1/12/2032	-	(5,580)
InhabitIQ, Inc. (d)(e)(f)	Application Software	S+4.50%, 1/12/2032	-	(3,480)
Integrated Global Services, Inc. (d)(e)	Construction & Engineering	S+5.00% (8.67%), 3/6/2032	1,663,200	1,642,077
Integrated Global Services, Inc. (d)(e)(f)	Construction & Engineering	S+5.00%, 3/6/2032	-	(3,556)
Integrated Global Services, Inc. (d)(e)(f)	Construction & Engineering	P+4.00% (10.75%), 3/6/2031	213,500	209,500
IW Buyer, LLC (d)(e)	Electrical Components & Equipment	S+5.00% (8.77%), 6/28/2029	150,987	150,987
IW Buyer, LLC (d)(e)	Electrical Components & Equipment	S+5.00% (8.77%), 6/28/2029	1,019,057	1,019,057
IW Buyer, LLC (d)(e)	Electrical Components & Equipment	S+5.00% (8.77%), 6/28/2029	878,827	878,827
IW Buyer, LLC (d)(e)(f)	Electrical Components & Equipment	S+5.00%, 6/28/2029	-	-
Knowledge Pro Buyer, Inc. (d)(e)	Data Processing & Outsourced Services	S+4.50% (8.35%), 12/10/2029	44,356	44,356
Knowledge Pro Buyer, Inc. (d)(e)(f)	Data Processing & Outsourced Services	S+4.50% (8.32%), 12/10/2029	702,995	702,995
Knowledge Pro Buyer, Inc. (d)(e)(f)	Data Processing & Outsourced Services	S+4.50% (8.35%), 12/10/2029	97,714	97,714
Last Dance Intermediate II, LLC (d)(e)	Integrated Telecommunication Services	S+5.00% (8.67%), 3/31/2031	1,213,000	1,213,000
Last Dance Intermediate II, LLC (d)(e)	Integrated Telecommunication Services	S+5.00% (8.67%), 3/31/2031	1,197,000	1,197,000
Last Dance Intermediate II, LLC (d)(e)(f)	Integrated Telecommunication Services	S+5.00% (8.67%), 3/31/2031	958,774	958,774
Last Dance Intermediate II, LLC (d)(e)(f)	Integrated Telecommunication Services	S+5.00%, 3/31/2031	-	-
Lighthouse Intelligence, Ltd. (d)(e)(f)(g)	Application Software	S+5.00%, 2.50% PIK, 4/10/2030	-	(17,650)
Lighthouse Intelligence, Ltd. (d)(e)(f)(g)	Application Software	S+5.00%, 2.50% PIK, 4/10/2030	-	(12,599)
Lighthouse Intelligence, Ltd. (d)(e)(g)	Application Software	S+5.00% (8.67%) 2.50% PIK, 4/10/2030	1,163,714	1,130,315
LSF12 Donnelly Bidco, LLC (d)(e)	Industrial Machinery & Supplies & Components	S+6.50% (10.17%), 10/2/2029	1,096,875	1,096,875
Mandrake Bidco, Inc. (d)(e)	Industrial Machinery	S+4.50% (8.17%), 8/20/2031	2,843,280	2,843,280
Mandrake Bidco, Inc. (d)(e)(f)	Industrial Machinery	S+4.50%, 8/20/2030	-	-
Megavolt Borrower, LLC (d)(e)	Construction & Engineering	S+4.75% (8.45%), 2/13/2032	1,887,735	1,887,735
MH Sub I, LLC (d)	IT Consulting & Other Services	S+4.25% (7.92%), 5/3/2028	1,246,795	1,068,678
MRI Software, LLC (d)(e)	Application Software	S+4.75% (8.45%), 2/10/2028	272,405	269,681
MRI Software, LLC (d)(e)	Application Software	S+4.75% (8.42%), 2/10/2028	841,433	833,018
New Fortress Energy, Inc. (d)	Oil & Gas Storage & Transportation	S+5.50% (9.24%), 10/30/2028	3,967,522	2,207,251
PetVet Care Centers, LLC (d)(e)	Health Care Facilities	S+6.00% (9.67%), 11/15/2030	1,693,030	1,523,727
PetVet Care Centers, LLC (d)(e)(f)	Health Care Facilities	S+6.00% (9.68%), 11/15/2029	45,200	22,600
PREF Montabella PropCo, LLC & PREF Dominion PropCo, LLC (d)(e)	Real Estate Development	S+3.25% (7.01%), 2/9/2027	3,000,000	3,000,000
Reagent Chemical and Research, LLC (d)(e)	Specialty Chemicals	S+5.25% (8.92%), 4/30/2031	489,858	489,858
Reagent Chemical and Research, LLC (d)(e)	Specialty Chemicals	S+5.25% (8.92%), 4/30/2031	2,245,325	2,245,325
Reagent Chemical and Research, LLC (d)(e)(f)	Specialty Chemicals	S+5.25%, 4/30/2030	-	-
Rialto Management Group, LLC (d)(e)	Asset Management & Custody Banks	S+4.75% (8.42%), 12/5/2030	1,032,262	1,032,262
Rialto Management Group, LLC (d)(e)(f)	Asset Management & Custody Banks	S+4.75%, 12/5/2030	-	-
Saturn Sound Bidco, Ltd. (d)(e)(f)(g)	Aerospace & Defense	S+5.25%, 12/3/2031	-	-
Saturn Sound Bidco, Ltd. (d)(e)(g)	Aerospace & Defense	S+5.25% (8.92%), 12/3/2031	1,270,000	1,270,000
Serrano Parent, LLC (d)(e)	Systems Software	S+6.50% (10.16%), 5/12/2030	3,143,645	2,866,061
Serrano Parent, LLC (d)(e)(f)	Systems Software	S+6.50%, 5/12/2030	-	(28,521)
SitusAMC Holdings Corp. (d)(e)	Specialized Finance	S+5.50% (9.20%), 5/14/2031	2,800,925	2,800,925
Skywater Technology Foundry, Inc. (d)(e)(f)	Semiconductors	S+4.25% (7.92%), 6/30/2030	2,015,302	1,968,370
TEI Intermediate, LLC (d)(e)	Environmental & Facilities Services	S+5.25% (8.85%) 2.88% PIK, 12/15/2031	1,186,053	1,186,053
TEI Intermediate, LLC (d)(e)(f)	Environmental & Facilities Services	S+4.75% (8.42%), 12/15/2031	244,035	244,035
TEI Intermediate, LLC (d)(e)(f)	Environmental & Facilities Services	S+4.75% (8.42%), 12/15/2031	43,959	43,959
Trystar, LLC (d)(e)	Electrical Components & Equipment	S+4.25% (7.92%), 8/6/2031	529,300	529,300
Trystar, LLC (d)(e)	Electrical Components & Equipment	S+4.25% (7.92%), 8/6/2031	1,171,710	1,171,710
Trystar, LLC (d)(e)	Electrical Components & Equipment	S+4.25% (7.92%), 8/6/2031	643,871	643,871
Trystar, LLC (d)(e)(f)	Electrical Components & Equipment	S+4.25%, 8/6/2031	-	-
Vaco Holdings, LLC (d)	Human Resource & Employment Services	S+5.00% (8.85%), 1/22/2029	2,459,602	1,591,559
Varicent Intermediate Holdings Corp. (d)(e)	Application Software	S+6.00% (9.70%) 3.25% PIK, 8/23/2031	862,729	847,631
Varicent Intermediate Holdings Corp. (d)(e)	Application Software	S+6.00% (9.70%) 3.25% PIK, 8/23/2031	1,089,320	1,070,257
Varicent Intermediate Holdings Corp. (d)(e)(f)	Application Software	S+6.00%, 3.25% PIK, 8/23/2031	-	(3,552)
Varicent Intermediate Holdings Corp. (d)(e)(f)	Application Software	S+6.00%, 3.25% PIK, 8/23/2031	23,641	21,016
Varicent Intermediate Holdings Corp. (d)(e)(f)	Application Software	S+6.00%, 3.25% PIK, 8/23/2031	-	(3,902)
Volunteer AcquisitionCo, LLC (d)(e)	Construction Materials	S+6.50% (10.17%), 9/1/2029	314,215	302,275
Volunteer AcquisitionCo, LLC (d)(e)	Construction Materials	S+6.50% (10.17%), 9/1/2029	4,038,625	3,885,157
Volunteer AcquisitionCo, LLC (d)(e)(f)	Construction Materials	S+6.50% (10.18%), 9/1/2029	127,600	103,356
Westwood Professional Services, Inc. (d)(e)	Construction & Engineering	S+4.50% (8.20%), 9/19/2031	2,289,140	2,289,140
Westwood Professional Services, Inc. (d)(e)(f)	Construction & Engineering	S+4.50% (8.20%), 9/19/2031	225,965	225,965
Westwood Professional Services, Inc. (d)(e)(f)	Construction & Engineering	S+4.50%, 9/19/2031	-	-
WHK Waterfront Urban Renewal, LLC (d)(e)(f)	Real Estate Development	S+5.50% (9.55%), 7/9/2027	309,375	272,575
WIN Holdings III Corp. (d)(e)	Specialized Consumer Services	S+5.75% (9.53%), 7/16/2028	160,000	160,000
WIN Holdings III Corp. (d)(e)	Specialized Consumer Services	S+5.00% (8.78%), 7/16/2028	1,124,350	1,124,350
Zendesk, Inc. (d)(e)	Application Software	S+5.00% (8.71%), 11/22/2028	539,900	531,262
Zendesk, Inc. (d)(e)	Application Software	S+5.00% (8.71%), 11/22/2028	86,578	85,192
Zendesk, Inc. (d)(e)	Application Software	S+5.00% (8.69%), 11/22/2028	45,437	44,710
Zendesk, Inc. (d)(e)(f)	Application Software	S+5.00%, 11/22/2028	-	(880)
Total Bank Loans (Cost $121,938,720)				$120,018,062

Corporate Bonds - 1.4%
Brightline East, LLC (c)	Rail Transportation	11.00%, 1/31/2030	$6,000,000	$1,680,750
Total Corporate Bonds (Cost $4,830,503)				$1,680,750
Total Senior Secured First Lien Debt (Cost $126,769,223)				$121,698,812
Senior Secured Second Lien Debt - 3.1%
Bank Loans - 3.1%
Resilience Parent, LLC (d)(e)	Electrical Components & Equipment	S+5.25% (8.88%), 2/27/2034	$2,054,000	$2,033,666
S&S Holdings, LLC (d)(e)	Apparel, Accessories & Luxury Goods	S+8.75% (12.53%), 3/11/2029	1,000,000	976,100
Victory Buyer, LLC (d)(e)	Industrial Machinery & Supplies & Components	S+6.00% (9.66%), 2/13/2034	652,000	645,610
Total Bank Loans (Cost $3,639,881)				$3,655,376
Total Senior Secured Second Lien Debt (Cost $3,639,881)				$3,655,376
Subordinated Debt - 28.7%
Bank Loans - 1.2%
300 Pressler Street Member, LLC (d)(e)(f)	Real Estate Development	S+15.25% (19.25%), 4/9/2028	$229,871	$222,535
WHK Waterfront Mezz, LLC (d)(e)(f)	Real Estate Development	S+11.90% (15.95%), 7/9/2027	1,127,812	1,123,842
Total Bank Loans (Cost $1,327,387)				$1,346,377
Convertible Bonds - 27.5%
Alibaba Group Holding, Ltd. (c)(g)	Broadline Retail	0.00%, 9/15/2032	$1,000,000	$964,815
Bloom Energy Corp. (c)	Heavy Electrical Equipment	0.00%, 11/15/2030	1,500,000	1,596,391
Bwx Technologies Inc (c)	Aerospace & Defense	0.00%, 11/1/2030	750,000	774,755
Coinbase Global, Inc.	Financial Exchanges & Data	0.25%, 4/1/2030	1,750,000	1,629,079
Compass Incorp (c)	Real Estate Services	0.25%, 4/15/2031	750,000	628,501
Coreweave Inc (c)	Internet Services & Infrastructure	1.75%, 12/1/2031	1,170,000	1,176,351
Cloudflare Inc (c)	Systems Software	0.00%, 6/15/2030	750,000	851,303
Datadog Inc (c)	Application Software	0.00%, 12/1/2029	750,000	726,415
Doordash Inc (c)	Restaurants	0.00%, 5/15/2030	750,000	685,124
Echostar Corp.	Cable & Satellite	3.88% PIK, 11/30/2030	396,000	1,414,907
Galaxy Digital Holdings, LP (c)(g)	Internet Services & Infrastructure	2.50%, 12/1/2029	500,000	567,886
Galaxy Digital Holdings, LP (c)(g)	Internet Services & Infrastructure	0.50%, 5/1/2031	2,000,000	1,421,430
IREN, Ltd. (c)	Internet Services & Infrastructure	0.00%, 7/1/2031	1,750,000	1,253,602
IREN, Ltd. (c)	Internet Services & Infrastructure	1.00%, 6/1/2033	1,000,000	873,707
JetBlue Airways Corp.	Passenger Airlines	2.50%, 9/1/2029	3,000,000	2,883,869
Lucid Group, Inc. (c)	Automobile Manufacturers	5.00%, 4/1/2030	3,000,000	1,608,079
Lumentum Holdings Inc (c)	Electronic Manufacturing Services	0.38%, 3/15/2032	368,000	1,415,285
MARA Holdings, Inc. (c)	Internet Services & Infrastructure	0.00%, 8/1/2032	1,500,000	1,050,087
MKS Instruments, Inc.	Technology Hardware, Storage & Peripherals	1.25%, 6/1/2030	500,000	829,270
MP Materials Corp. (c)	Diversified Metals & Mining	3.00%, 3/1/2030	847,000	2,030,235
Riot Platforms, Inc.	Application Software	0.75%, 1/15/2030	1,000,000	1,150,247
Rubrik, Inc. (c)	Systems Software	0.00%, 6/15/2030	1,000,000	860,249
Shift4 Payments, Inc.	Transaction & Payment Processing Services	0.50%, 8/1/2027	1,250,000	1,172,790
Snowflake Inc	Systems Software	0.00%, 10/1/2029	710,000	866,995
Sofi Technologies Inc (c)	Diversified Financial Services	1.25%, 3/15/2029	350,000	638,349
Strategy Inc.	Diversified Financial Services	0.00%, 3/1/2030	1,000,000	866,346
Strategy Inc.	Diversified Financial Services	0.63%, 9/15/2028	540,000	594,131
Terawulf, Inc. (c)	Internet Services & Infrastructure	0.00%, 5/1/2032	1,500,000	1,546,196
Total Convertible Bonds (Cost $35,682,349)				$32,076,394
Total Subordinated Debt (Cost $37,009,736)				$33,422,771
Equity/Other - 8.8%
Common Stock - 0.8%
BSP Equipment Financing, LLC (c)(e)(h)(i)	Specialized Finance		957,241	$957,241
Total Common Stock (Cost $957,241)				$957,241
Preferred Stock - Convertible - 6.9%
CCI Buyer, Inc. (c)(e)	Wireless Telecommunication Services	12.00% PIK, 5/6/2050	2,108	$2,065,958
Higginbotham Insurance Agency, Inc. (c)(e)	Insurance Brokers	10.50%, 11/25/2028	522	514,170
Oracle Corp (c)	Systems Software	6.50%, 1/15/2029	20,888	940,169
PG&E Corp.	Electric Utilities	6.00%, 12/1/2027	103,710	4,458,494
Total Preferred Stock - Convertible (Cost $8,090,925)				$7,978,791
Preferred Stock - 1.1%
Fannie Mae	Commercial & Residential Mortgage Finance		110,294	$1,312,499
Total Preferred Stock (Cost $918,256)				$1,312,499
Total Equity/Other (Cost $9,966,422)				$10,248,531
Total Investments - 145% (Cost $177,385,262)				$169,025,490
Liabilities in Excess of Other Assets - (45%)				(52,479,523)
Total Net Assets - 100.0%				$116,545,967

Percentages are stated as a percent of net assets.

(a)	Unless otherwise indicated, all investments in the consolidated schedule of investments are non-affiliated, non-controlled investments.

(b)	The majority of the investments bear interest at a rate that may be determined by reference to Secured Overnight Financing Rate (“SOFR” or “S”) or Prime (“P”) and which reset daily, monthly, quarterly, or semiannually. For each, the Fund has provided the spread over the relevant reference rate and the current interest rate in effect at March 31, 2026. Certain investments are subject to reference rate floors. For fixed rate loans, a spread above a reference rate is not applicable. For funded floating rate securities, the all-in rate is disclosed within parentheses.

(c)	Security may be subject to legal restrictions on sales. The aggregate value of these securities at March 31, 2026 was $26,827,048 which represented 23.0% of net assets.

(d)	Variable rate security. Actual reference rates may vary based on the reset date of the security.

(e)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

(f)	Position or portion thereof includes an unfunded commitment, and no interest is being earned on the unfunded portion. The investment may be subject to an unused/letter of credit facility fee. The negative fair value, if applicable, is the result of the capitalized discount on the loan or the unfunded commitment being valued below par. The negative amortized cost, if applicable, is the result of the capitalized discount being greater than the principal amount outstanding on the loan.

(g)	Substantially all of our investments are domiciled in the United States. Certain investments also have international operations.

(h)	The provisions of the 1940 Act classify investments further based on the level of ownership that the Fund maintains in a particular portfolio company. As defined in the 1940 Act, a fund is generally deemed as “non-affiliated” when the Fund owns less than 5% of a portfolio company’s outstanding voting securities and “affiliated” when the Fund owns 5% or more of a portfolio company’s outstanding voting securities. The Fund classifies this investment as “affiliated.”

(i)	The Fund’s investment is held through the consolidated subsidiary, FBSPX Equipment Finance Holdings LLC.

The accompanying notes are an integral part of these consolidated financial statements.

As of March 31, 2026, the Fund had the following funding commitments:

Portfolio Company Name	Investment Type	Commitment Type	Total Commitment	Remaining Commitment
188 West St. James Owner, LLC	Senior Secured First Lien Debt	Delayed Draw	$5,000,000	$835,547
188 West St. James Owner, LLC	Senior Secured First Lien Debt	Delayed Draw	1,237,748	1,237,748
300 Pressler Street Member, LLC	Subordinated Debt	Delayed Draw	965,251	735,380
300 Pressler Street Owner, LLC	Senior Secured First Lien Debt	Delayed Draw	5,000,000	3,809,096
628 Summit Ave, LLC	Senior Secured First Lien Debt	Delayed Draw	3,000,000	139,544
84 East Avenue Owner, LLC	Senior Secured First Lien Debt	Delayed Draw	3,000,000	264,152
84 East Avenue Owner, LLC	Senior Secured First Lien Debt	Delayed Draw	434,783	38,283
Accel International Holdings, LLC	Senior Secured First Lien Debt	Revolver	251,000	251,000
Adelaide Borrower, LLC	Senior Secured First Lien Debt	Delayed Draw	412,000	412,000
Adelaide Borrower, LLC	Senior Secured First Lien Debt	Revolver	258,000	227,040
Amylu Borrower Sub, LLC	Senior Secured First Lien Debt	Delayed Draw	364,846	303,558
Amylu Borrower Sub, LLC	Senior Secured First Lien Debt	Revolver	426,000	426,000
Arctic Holdco, LLC	Senior Secured First Lien Debt	Revolver	180,000	120,600
Arctic Holdco, LLC	Senior Secured First Lien Debt	Delayed Draw	268,326	102,600
Armada Parent, Inc.	Senior Secured First Lien Debt	Revolver	356,000	356,000
Artifact Bidco, Inc.	Senior Secured First Lien Debt	Delayed Draw	194,000	194,000
Artifact Bidco, Inc.	Senior Secured First Lien Debt	Revolver	139,000	139,000
AuditBoard, Inc.	Senior Secured First Lien Debt	Revolver	226,000	226,000
Azurite Intermediate Holdings, Inc.	Senior Secured First Lien Debt	Revolver	187,500	187,500
Big Apple Advisory, LLC	Senior Secured First Lien Debt	Revolver	327,000	327,000
Big Apple Advisory, LLC	Senior Secured First Lien Debt	Delayed Draw	1,168,217	855,708
Bingo Group Buyer, Inc.	Senior Secured First Lien Debt	Revolver	94,000	91,142
Bingo Group Buyer, Inc.	Senior Secured First Lien Debt	Delayed Draw	493,000	493,000
BSP Equipment Financing, LLC	Equity/Other	Equity/Other	1,985,000	1,027,759
Carr, Riggs & Ingram Capital, LLC	Senior Secured First Lien Debt	Revolver	150,000	50,625
Carr, Riggs & Ingram Capital, LLC	Senior Secured First Lien Debt	Delayed Draw	327,164	221,035
CCI Buyer, Inc.	Senior Secured First Lien Debt	Revolver	164,000	164,000
Cliffwater, LLC	Senior Secured First Lien Debt	Revolver	154,000	154,000
Coalesce Merlin Purchaser, LLC	Senior Secured First Lien Debt	Delayed Draw	499,800	320,000
Coalesce Merlin Purchaser, LLC	Senior Secured First Lien Debt	Revolver	250,000	250,000
Einstein Parent, Inc.	Senior Secured First Lien Debt	Revolver	118,000	118,000
Electric Power Engineers, LLC	Senior Secured First Lien Debt	Revolver	272,000	163,200
Electric Power Engineers, LLC	Senior Secured First Lien Debt	Delayed Draw	680,000	353,600
Electro-Methods, LP	Senior Secured First Lien Debt	Revolver	425,000	425,000
Flow Traders Holding, LLC	Senior Secured First Lien Debt	Revolver	1,005,000	1,005,000
Hallandale Oasis 2019, LLC	Senior Secured First Lien Debt	Delayed Draw	4,294,118	1,191,158
Highway 16A Apartments, LLC	Senior Secured First Lien Debt	Delayed Draw	3,230,769	1,213,206
ICAT Intermediate Holdings, LLC	Senior Secured First Lien Debt	Delayed Draw	482,698	251,160
ICAT Intermediate Holdings, LLC	Senior Secured First Lien Debt	Revolver	73,000	73,000
Ideal Tridon Holdings, Inc.	Senior Secured First Lien Debt	Delayed Draw	419,000	419,000
Ideal Tridon Holdings, Inc.	Senior Secured First Lien Debt	Revolver	349,000	302,467
InhabitIQ, Inc.	Senior Secured First Lien Debt	Delayed Draw	372,000	372,000
InhabitIQ, Inc.	Senior Secured First Lien Debt	Revolver	232,000	232,000
Integrated Global Services, Inc.	Senior Secured First Lien Debt	Delayed Draw	280,000	280,000
Integrated Global Services, Inc.	Senior Secured First Lien Debt	Revolver	315,000	101,500
IW Buyer, LLC	Senior Secured First Lien Debt	Revolver	290,135	290,135
Knowledge Pro Buyer, Inc.	Senior Secured First Lien Debt	Delayed Draw	895,010	194,175
Knowledge Pro Buyer, Inc.	Senior Secured First Lien Debt	Revolver	180,000	82,286
Last Dance Intermediate II, LLC	Senior Secured First Lien Debt	Delayed Draw	965,000	6,226
Last Dance Intermediate II, LLC	Senior Secured First Lien Debt	Revolver	248,000	248,000
Lighthouse Intelligence, Ltd.	Senior Secured First Lien Debt	Delayed Draw	615,000	615,000
Lighthouse Intelligence, Ltd.	Senior Secured First Lien Debt	Revolver	439,000	439,000
Mandrake Bidco, Inc.	Senior Secured First Lien Debt	Revolver	517,000	517,000
PetVet Care Centers, LLC	Senior Secured First Lien Debt	Revolver	226,000	180,800
Reagent Chemical and Research, LLC	Senior Secured First Lien Debt	Revolver	387,000	387,000
Rialto Management Group, LLC	Senior Secured First Lien Debt	Revolver	39,000	39,000
Saturn Sound Bidco, Ltd.	Senior Secured First Lien Debt	Delayed Draw	231,000	231,000
Serrano Parent, LLC	Senior Secured First Lien Debt	Revolver	323,000	323,000
Skywater Technology Foundry, Inc.	Senior Secured First Lien Debt	Revolver	4,297,000	2,175,039
TEI Intermediate, LLC	Senior Secured First Lien Debt	Revolver	159,000	115,041
TEI Intermediate, LLC	Senior Secured First Lien Debt	Delayed Draw	374,000	129,965
Trystar, LLC	Senior Secured First Lien Debt	Revolver	322,000	322,000
Varicent Intermediate Holdings Corp.	Senior Secured First Lien Debt	Revolver	223,000	223,000
Varicent Intermediate Holdings Corp.	Senior Secured First Lien Debt	Delayed Draw	126,369	126,369
Varicent Intermediate Holdings Corp.	Senior Secured First Lien Debt	Delayed Draw	203,000	203,000
Volunteer AcquisitionCo, LLC	Senior Secured First Lien Debt	Revolver	638,000	510,400
Westwood Professional Services, Inc.	Senior Secured First Lien Debt	Revolver	349,000	349,000
Westwood Professional Services, Inc.	Senior Secured First Lien Debt	Delayed Draw	670,651	444,686
WHK Waterfront Mezz, LLC	Subordinated Debt	Delayed Draw	1,527,000	399,188
WHK Waterfront Urban Renewal, LLC	Senior Secured First Lien Debt	Delayed Draw	4,000,000	3,690,625
Zendesk, Inc.	Senior Secured First Lien Debt	Revolver	55,000	55,000
			$58,359,385	$32,755,543

Notes to consolidated financial statements

1. Organization

Franklin BSP Private Credit Fund (the “Fund”) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that continuously issues shares. The Fund is offering two classes of shares of the Fund: Advisor Class, with no sales load or distribution and shareholder servicing fee, and Class A shares, which may charge a sales load of up to 2.00% of the investor’s subscription and may charge an annual distribution and shareholder servicing fee of up to 0.50% of Class A net assets per year. Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reimbursements if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class. The Fund’s investment activities are managed by Benefit Street Partners L.L.C (“BSP”, or the “Adviser”) and supervised by the Fund’s Board of Trustees (“Board” or “Board of Trustees”), a majority of whom are not interested persons (as defined in the 1940 Act) of the Adviser and its affiliates. The Fund consolidates FBSPX Equipment Finance Holdings LLC. All intercompany transactions and balances have been eliminated in consolidation.

The Fund is an “interval fund” pursuant to which, subject to applicable law, it will conduct quarterly repurchase offers for between 5% and 25% of the Fund’s outstanding shares of beneficial interest (“Shares”) at a price equal to net asset value (“NAV”). Under normal market conditions, the Fund will offer to repurchase 5% of its outstanding shares at NAV on a quarterly basis. It is also possible that a repurchase offer may be oversubscribed, with the result that Fund shareholders (“Shareholders”) may only be able to have a portion of their Shares repurchased. The Fund does not currently intend to list its Shares for trading on any national securities exchange. The Shares are, therefore, not readily marketable. Even though the Fund will make quarterly repurchase offers to repurchase a portion of the Shares to try to provide liquidity to Shareholders, the Shares should be considered illiquid.

The Fund’s investment objective is to generate attractive risk-adjusted returns with consistent current income. The Fund defines ‘risk-adjusted returns’ as the generation of realized and unrealized gains on a Shareholder’s investment relative to the risk associated with the risk profile of the Fund’s investments. The Fund seeks to achieve its investment objective by investing in private credit investments in middle market companies in the United States. The investment portfolio will primarily consist of private credit investments, which include privately offered secured debt (including senior secured, unitranche and second-lien debt) and unsecured debt (including senior unsecured and subordinated debt) across directly originated corporate loans, broadly syndicated corporate loans, and high yield corporate bonds.

2. Summary of significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Consolidated Schedule of Investments. The Fund is an investment company and accordingly applies specific accounting and financial reporting requirements under Financial Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies.

Investment valuation and fair value measurement

The Board has delegated to the Adviser as valuation designee (the “Valuation Designee”) the responsibility of determining the fair value of the Fund’s investment portfolio, subject to oversight of the Board, pursuant to Rule 2a-5 under the 1940 Act. As such, the Valuation Designee is charged with determining the fair value of the Fund’s investment portfolio, subject to oversight of the Board. The Board has delegated day-to-day responsibility for implementing the portfolio valuation process set forth in the Fund’s valuation policy to Fund management, which is comprised of officers and employees of the Adviser, and has authorized the Adviser to utilize the independent third-party pricing services and independent third-party valuation services that have been approved by the Board. Securities for which market quotations are readily available on an exchange are valued at the reported closing price on the valuation date. The Fund may also obtain quotes with respect to certain of the Fund’s investments from pricing services or brokers or dealers in order to value assets. When doing so, the Fund determines whether the quote obtained is readily available according to U.S. GAAP to determine the fair value of the security. If determined to be readily available, the Fund uses the quote obtained. Investments without a readily determined market value are primarily valued using a market approach, an income approach, or both approaches, as appropriate. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities (including a business). The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. In following these approaches, the types of factors that Fund management may take into account in fair value pricing the Fund’s investments include, as relevant: available current market data, including relevant and applicable market trading and transaction comparables, applicable market yields and multiples, security covenants, call protection provisions, information rights, the nature and realizable value of any collateral, the portfolio company’s ability to make payments, its earnings and discounted cash flows, the markets in which the portfolio company does business, comparisons of financial ratios of peer companies that are public, M&A comparables, and enterprise values, among other factors. When available, broker quotations and/or quotations provided by pricing services are considered as an input in the valuation process. With respect to investments for which market quotations are not readily available, the Valuation Designee undertakes a multi-step valuation process, as described below:

•	Each portfolio company or investment will be valued by the Valuation Designee, with assistance from one or more independent valuation firms;

•	The independent valuation firm(s) conduct independent appraisals and make an independent assessment of the value of each investment; and

•	The Valuation Designee, under the supervision of the Board, determines the fair value of each investment, in good faith, based on the input of independent valuation firms (to the extent applicable) and the Valuation Designee’s own analysis. The Valuation Designee has also established a Valuation Committee to assist the Valuation Designee in carrying out its designated responsibilities, subject to oversight of the Board.

Bank loans, including syndicated loans, are valued by using readily available market quotations or another commercially reasonable method selected by an independent, third-party pricing service that has been approved by the Board, or, if such independent, third-party valuations are not available, by using broker quotations. Corporate bonds, Convertible Bonds and certain other domestic debt securities are valued at the last reported bid prices supplied by an independent, third-party pricing service that has been approved by the Board. If the last reported bid price is not readily available or is otherwise deemed to be unreliable by the Valuation Committee, then such securities are valued at fair value pursuant to procedures adopted by the Board.

For investments in collateralized securities, the Valuation Designee models both the assets and liabilities of each Collateralized Security’s capital structure. The model uses a waterfall engine to store the collateral data, generate cash flows from the assets, and distribute the cash flows to the liability structure based on the contractual priority of payments. The cash flows are discounted using rates that incorporate risk factors such as default risk, interest rate risk, downgrade risk, and credit spread risk, among others. In addition, the Valuation Designee considers broker quotations and/or comparable trade activity, which are considered as inputs to determining fair value when available. If they are traded on the valuation date, equity securities, including preferred securities, that are listed or traded on a national exchange will be valued at the last quoted sale price. If securities are listed on more than one exchange, and if the securities are traded on the valuation date, they will be valued at the last quoted sale price on the exchange on which the security is principally traded. If there is no sale of the security on the valuation date, or such price is not readily available, the Fund will value the security at the last reported sale price, unless the Valuation Committee believes such price no longer represents the fair market value, in which case the security is valued pursuant to procedures adopted by the Board. Market quotations may be deemed not to represent fair value in certain circumstances where the Adviser reasonably believes that facts and circumstances applicable to an issuer, seller, or purchaser or to the market for a particular security cause current market quotations not to reflect the fair value of the security. Examples of these events could include situations in which material events are announced after the close of the market on which a security is primarily traded, a security trades infrequently causing a quoted purchase or sale price to become stale, or a security’s trading has been halted or suspended. Generally, trading in U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the NAV of the Fund’s Shares are determined as of such times.

NAV per Share will be determined daily by the Adviser on each day the NYSE is open for trading or at such other times as the Board may determine. NAV per Share is determined on a class-specific basis, by dividing the total value of the Fund’s net assets attributable to the applicable class by the total number of Shares of such class outstanding. The Fund’s net assets are determined by subtracting any liabilities (including borrowings for investment purposes) from the total value of its portfolio investments and other assets. The Fund’s fair value measurements are classified into a fair value hierarchy in accordance with ASC Topic 820, Fair Value Measurement, based on the markets in which the assets and liabilities are traded, and the reliability of the assumptions used to determine fair value. Market price observability is affected by a number of factors, including the type of investment and the characteristics specific to the investment. Investments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value. The Fund determines fair value based on quoted prices when available or through the use of alternative approaches, such as discounting the expected cash flows using market interest rates commensurate with the credit quality and duration of the investment. This alternative approach also reflects the contractual terms of the derivatives, if any, including the period to maturity, and uses observable market-based inputs, including interest rate curves and implied volatilities. The guidance defines three levels of inputs that may be used to measure fair value:

•	Level 1 Inputs: Quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date.
•	Level 2 Inputs: Inputs other than quoted prices included in Level 1 that are observable for the asset and liability or can be corroborated with observable market data for substantially the entire contractual term of the asset or liability.
•	Level 3 Inputs: Unobservable inputs that reflect the entity’s own assumptions about the assumptions the market participants would use in the pricing of the asset or liability and are consequently not based on market activity, but rather through particular valuation techniques.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

The following table presents fair value measurements of investments, by major class, as of March 31, 2026, according to the fair value hierarchy:

Franklin BSP Private Credit Fund

DESCRIPTION[1]	(Level 1)	(Level 2)	(Level 3)	Total
Investments
Senior Secured First Lien Debt
Bank Loans	$-	$6,036,465	$113,981,597	$120,018,062
Corporate Bonds	-	1,680,750	-	1,680,750
Total Senior Secured First Lien Debt	-	7,717,215	113,981,597	121,698,812
Senior Secured Second Lien Debt
Bank Loans	-	-	3,655,376	3,655,376
Total Senior Secured Second Lien Debt	-	-	3,655,376	3,655,376
Subordinated Debt
Bank Loans	-	-	1,346,377	1,346,377
Convertible Bonds	-	32,076,394	-	32,076,394
Total Subordinated Debt	-	32,076,394	1,346,377	33,422,771
Equity/Other
Common Stock	-	-	957,241	957,241
Preferred Stock - Convertible	4,458,494	940,169	2,580,128	7,978,791
Preferred Stock	1,312,499	-	-	1,312,499
Total Equity/Other	5,770,993	940,169	3,537,369	10,248,531
Total Investments	$5,770,993	$40,733,778	$122,520,719	$169,025,490

(1)	For further security characteristics, see the Fund’s Consolidated Schedule of Investments.

The following table provides a reconciliation of the beginning and ending balances for investments that use Level 3 inputs during the period ended March 31, 2026:

	Franklin BSP Private Credit Fund
	Collateralized Securities	Senior Secured First Lien Debt	Senior Secured Second Lien Debt	Subordinated Debt	Equity/Other
Beginning Balance - January 1, 2026	$5,746,800	$110,149,824	$2,660,061	$2,869,014	$3,370,630
Acquisitions	-	7,679,902	2,693,624	473,935	166,733
Dispositions	(5,615,020)	(3,246,680)	(1,595,503)	(2,000,000)	-
Realized gain (loss)	(124,980)	12,218	20,651	-	-
Return of capital	-	(279,822)	-	-	-
Change in unrealized appreciation (depreciation)	(6,800)	(333,845)	(123,457)	3,428	6
Net transfers in/(out) of Level 3	-	-	-	-	-
Ending Balance - March 31, 2026	$-	$113,981,597	$3,655,376	$1,346,377	$3,537,369

As of March 31, 2026, the change in unrealized appreciation (depreciation) on positions still held in the Fund was $0 for Collateralized Securities, $(326,280) for Senior Secured First Lien Debt, $(26,055) for Senior Secured Second Lien Debt, $3,262 for Subordinated Debt, and $6 for Equity/Other.

Significant unobservable inputs

The following table summarizes the significant unobservable inputs used to value the Level 3 investments as of March 31, 2026. The table is not intended to be all-inclusive, but instead identifies the significant unobservable inputs relevant to the determination of fair values.

				Range
Asset Category	Fair Value	Primary Valuation Technique	Unobservable Inputs	Minimum	Maximum	Weighted Average (a)
Senior Secured First Lien Debt	$19,666,303	Yield Analysis	Discount Margin	3.10%	10.46%	6.23%
Senior Secured First Lien Debt(c)	(12,377)	Yield Analysis	Discount Rate	13.50%	13.50%	13.50%
Senior Secured First Lien Debt	94,327,671	Yield Analysis	Market Yield	7.90%	13.80%	9.45%
Senior Secured Second Lien Debt	976,100	Yield Analysis	Market Yield	14.86%	14.86%	14.86%
Senior Secured Second Lien Debt	2,679,276	N/A	N/A	N/A	N/A	N/A
Subordinated Debt(b)	1,346,377	Yield Analysis	Discount Margin	14.55%	15.43%	14.70%
Equity/Other	2,580,128	Yield Analysis	Market Yield	11.62%	13.38%	13.03%
Equity/Other(b)	957,241	N/A	N/A	N/A	N/A	N/A
	$122,520,719

(a)	Weighted averages are calculated based on fair value of investments.
(b)	Investment(s) valued based on recent or pending transactions expected to close after the valuation date
(c)	Includes the fair value of any unfunded delayed draw term loan commitment (DDTL) and unfunded revolver term loan commitment. Unfunded commitments are recorded at fair value; as of the valuation date this results in a negative amount.

There were no significant changes in valuation approach or technique as of March 31, 2026.